SCHEDULE OF OPERATING LEASE RIGHT AND LEASE LIABILITY (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 01, 2021	Nov. 30, 2021	Dec. 31, 2020
Lease Right-of-use Asset And Lease Liabilities
Gross lease payable					$ 38,382
Less: imputed interest					(2,020)
Operating lease liability	$ 25,630	$ 33,471	$ 30,936	$ 35,359	$ 36,362	$ 36,362	$ 36,362